Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets (Tables) [Abstract]
Summary of Premises and Equipment

	December 31,
(in millions)	2011	2010
Land	$1,825	1,825
Buildings	7,441	7,440
Furniture and equipment	7,195	6,689
Leasehold improvements	1,725	1,683
Premises and equipment leased
under capital leases	147	148
Total premises and equipment	18,333	17,785
Less: Accumulated depreciation
and amortization	8,802	8,141
Net book value,
premises and equipment	$9,531	9,644

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

	Operating	Capital
(in millions)	leases	leases
Year ended December 31,
2012	$1,319	54
2013	1,216	55
2014	1,075	3
2015	872	3
2016	717	3
Thereafter	3,239	17
Total minimum lease payments	$8,438	135
Executory costs		$(9)
Amounts representing interest		(10)
Present value of net minimum
lease payments		$116

Components of Other Assets

	December 31,
(in millions)	2011	2010
Nonmarketable equity investments:
Cost method:
Private equity investments	$3,444	3,240
Federal bank stock	4,617	5,254
Total cost method	8,061	8,494
LIHTC investments - equity method (1)	4,077	3,611
All other equity method	4,434	4,013
Principal investments (2)	236	305
Total nonmarketable
equity investments	16,808	16,423
Corporate/bank-owned life insurance	20,146	19,845
Accounts receivable	25,939	23,763
Interest receivable	5,296	4,895
Core deposit intangibles	7,311	8,904
Customer relationship and
other amortized intangibles	1,639	1,847
Foreclosed assets:
GNMA (3)	1,319	1,479
Other	3,342	4,530
Operating lease assets	1,825	1,873
Due from customers on acceptances	225	229
Other	17,172	15,993
Total other assets	$101,022	99,781

(1)       Represents low income housing tax credit investments.

(2)       Principal investments are recorded at fair value with realized and unrealized gains (losses) included in net gains (losses) from equity investments in the income statement.

(3)       These are foreclosed real estate securing FHA insured and VA guaranteed loans. Both principal and interest for these loans secured by the foreclosed real estate are collectible because they are insured/guaranteed.

Income Related to Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2011	2010	2009
Net gains (losses) from:
Private equity investments	$813	492	(368)
Principal investments	29	42	79
All other nonmarketable
equity investments	(298)	(188)	(234)
Total	$544	346	(523)